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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Jeffrey L. Gates            New York, New York    May 14, 2012
   -------------------------------    ------------------   -------------
           [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 29
                                        --------------------

Form 13F Information Table Value Total: $1,127,786
                                        --------------------
                                          (in thousands)

List of Other Included Managers: NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
ARBITRON INC                        COM        03875Q108    32981    891859  SH         SOLE                 891859
ARMSTRONG WORLD INDS INC NEW        COM        04247X102    16410    336481  SH         SOLE                 336481
ASHLAND INC NEW                     COM        044209104    58625    960119  SH         SOLE                 960119
BLOUNT INTL INC NEW                 COM        095180105    57785   3464316  SH         SOLE                3464316
COPART INC                          COM        217204106    17266    662298  SH         SOLE                 662298
DARLING INTL INC                    COM        237266101    55683   3196519  SH         SOLE                3196519
DAVITA INC                          COM        23918K108    80219    889640  SH         SOLE                 889640
DOMTAR CORP                         COM NEW    257559203    29030    304360  SH         SOLE                 304360
DOMTAR CORP                         COM NEW    257559953      660    150000  SH   PUT   SOLE                 150000
DOVER DOWNS GAMING & ENTMT          COM        260095104     6884   2710370  SH         SOLE                2710370
FLOTEK INDS INC DEL            NOTE 5.25% 2/1  343389AA0    50767  49894000  PRN        SOLE               49894000
FLOTEK INDS INC DEL                 COM        343389102    44629   3841433  SH         SOLE                3841433
GEOKINETICS INC                     COM PAR    372910307      917    520834  SH         SOLE                 520834
GEOMET INC DEL                      COM        3725OU201     1041   1531174  SH         SOLE                1531174
GEOMET INC DEL                 PFD CONV SER A  3725OU300     5431    617188  SH         SOLE                 617188
GRACE W R & CO DEL NEW              COM        38388F108    60336   1043872  SH         SOLE                1043872
INTERVAL LEISURE GROUP INC          COM        46113M108    45841   2634562  SH         SOLE                2634562
ITT CORP NEW                        COM NEW    450911201    32039   1396643  SH         SOLE                1396643
MCGRAW HILL COS INC                 COM        580645109    44956    927496  SH         SOLE                 927496
MGM RESORTS INTERNATIONAL      NOTE 4.25% 4/1  55303QAE0    68447  64421000  PRN        SOLE               64421000
NORTEK INC                          COM NEW    656559309    78947   2050581  SH         SOLE                2050581
QUANEX BUILDING PRODUCTS COR        COM        747619104    55716   3160288  SH         SOLE                3160288
RICHARDSON ELECTRS LTD              COM        763165107    17409   1453207  SH         SOLE                1453207
SCRIPPS E W CO OHIO                 CL A NEW   811054402    60502   1242601  SH         SOLE                1242601
SNAP ON INC                         COM        833034101    66546   1091449  SH         SOLE                1091449
SOLUTIA INC                         COM        834376501    28660   1025785  SH         SOLE                1025785
VISHAY PRECISION GROUP INC          COM        92835K103    14215    958509  SH         SOLE                 958509
XYLEM INC                           COM        98419M100    55021   1982739  SH         SOLE                1982739
ZIMMER HLDGS INC                    COM        98956P102    40823    635076  SH         SOLE                 635076